BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash and cash equivalents	[1]	$ 2,252	$ 1,669
Net increase / (decrease) in cash and cash equivalents		714	474	[2]	$ (564)	[2]
Debt and derivatives	[1]	1,242	1,255
Expected credit losses		27
Treasury bills, micro finance bank operations
Cash and cash equivalents		75
Increase (decrease) due to corrections of prior period errors
Net increase / (decrease) in cash and cash equivalents			$ 39		$ 15
Debt and derivatives		$ 31

[1]	* Certain comparative amounts have been reclassified, refer to Note 24 for further details.
[2]	* Prior year comparatives for the years ended December 31, 2020 and 2019 are adjusted following the classification of Algeria as a discontinued operation (see note 10)